Disclosure of detailed information about debt activity (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Hodgkinson Equity Corporation (HEC) [Member]
Statement [Line Items]
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 1	$ 2,337
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 2	265
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 3	(104)
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 4	2,498
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 5	(317)
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 6	2,181
Hodgkinson Ventures Inc. (HVI) [Member]
Statement [Line Items]
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 1	1,039
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 2	117
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 3	(46)
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 4	1,110
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 5	(141)
Loans From Related Parties Disclosure Of Detailed Information About Debt Activity 6	$ 969